Employee Plans (Summary Of Stock Option Activity) (Details) (Employee Stock Option [Member], USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011 years
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at December 31, 2010, Shares	3,125
Outstanding at December 31, 2010, Weighted-Average Exercise Price	$ 85.78
Granted, Shares	618
Granted, Weighted-Average Exercise Price	$ 38.38
Exercised, Shares	(161)
Exercised, Weighted-Average Exercise Price	$ 8.88
Forfeited and expired, Shares	(875)
Forfeited and expired, Weighted-Average Exercise Price	$ 157.62
Outstanding at December 31, 2011, Shares	2,707
Outstanding at December 31, 2011, Weighted-Average Exercise Price	$ 56.81
Outstanding at December 31, 2011, Weighted-Average Remaining Contractual Term (years)	2.31
Outstanding at December 31, 2011, Aggregate Intrinsic Value	$ 8.3
Expected to vest at December 31, 2011, Shares	1,128
Expected to vest at December 31, 2011, Weighted-Average Exercise Price	$ 31.42
Expected to vest at December 31, 2011, Weighted-Average Remaining Contractual Term (years)	3.46
Expected to vest at December 31, 2011, Aggregate Intrinsic Value	2.7
Exercisable at December 31, 2011, Shares	1,555
Exercisable at December 31, 2011, Weighted-Average Exercise Price	$ 75.56
Exercisable at December 31, 2011, Weighted-Average Remaining Contractual Term (years)	1.46
Exercisable at December 31, 2011, Aggregate Intrinsic Value	$ 5.5